ACCOUNTING POLICIES - Parent (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Line Items]
Basis of preparation and accounting developments	Basis of preparation
These financial statements incorporate the financial statements of the Company and entities it controls (its subsidiaries) made up to 31 December each year. The consolidated financial statements have been prepared on the going concern basis using the historical cost convention, except for financial assets and liabilities that have been measured at fair value. An assessment of the appropriateness of the adoption of the going concern basis of accounting is disclosed in the statement of going concern in the Directors’ report.
Compliance with International Financial Reporting Standards (IFRS)
The consolidated financial statements of the Santander UK group and the separate financial statements of the Company comply with UK-adopted International
Accounting Standards (IAS). The financial statements are also prepared in accordance with IFRS as issued by the International Accounting Standards Board
(IASB), including interpretations issued by the IFRS Interpretations Committee, as there are no applicable differences from IFRS as issued by the IASB for the periods presented.
Disclosures required by IFRS 7 ‘Financial Instruments: Disclosure’ relating to the nature and extent of risks arising from financial instruments, and IAS 1
‘Presentation of Financial Statements’ relating to objectives, policies and processes for managing capital, have been included in the Risk review section of this
Annual Report and marked as (audited). This information forms an integral part of these financial statements, and is covered by the Independent auditors' report.
Climate change
Santander UK continues to develop its assessment of the potential impacts that climate change and the transition to a low carbon economy may have on the assets and liabilities recognised and presented in its financial statements.
Santander UK is mindful of its responsibilities as a responsible lender and is focused on aligning with the objectives of the Paris Agreement on climate change and to support the UK’s transition to a climate-resilient, net zero economy.
Santander UK's current climate change strategy focuses on three main areas to achieve Banco Santander's ambition to reach net zero emissions by 2050:
1. Managing climate risks by integrating climate considerations into risk management frameworks, screening and stress testing our portfolio for climate related financial risks, and setting risk appetites to help steer our portfolio in line with the Paris Agreement,
2. Supporting our customers’ transition by developing products and services that promote a reduction in CO2 emissions, and
3. Reducing emissions in our operations and supply chain by focusing on continuous improvement in our operations, and environmental and energy management systems in accordance with ISO14001 and 15001, promoting responsible procurement practices and employee engagement.
Santander UK's current climate change strategy and its view of the risks associated with climate change and the transition to a low carbon economy are reflected in its critical judgements and accounting estimates, although climate change risk did not require any material adjustments at 31 December 2025 and 2024, consistent with management's assessment that climate change and the transition to a low carbon economy are not currently expected to have a meaningful impact on the viability of the Santander UK group in the medium term.
At 31 December 2025 and 2024, management specifically considered the potential impact of climate change and the transition to a low carbon economy on:
–Loans and advances to customers (see Note 13 and the credit risk section of the Risk review). Some climate change risks arise due to the requirements of
IFRS 9 and others relate to specific portfolios and sectors:
–ECL calculations are based on forward-looking economic scenarios developed by management covering a period of five years, during which timeframe climate change risks may not crystallise;
–For mortgages in Retail & Business Banking and commercial real estate lending in Corporate & Commercial Banking, the value of property collateral might be affected by physical impacts related to the frequency and scale of extreme weather events, such as flood and subsidence risk, or changing environmental performance standards for property.
–For automotive loans in Consumer Finance, the residual value of automotive vehicles might be impacted by diesel obsolescence and the transition to electric vehicles.
–For corporate lending in Corporate & Commercial Banking, certain sectors give rise to fossil fuel exposures, such as Oil & Gas, Mining & Extraction and
Power Generation.
–Goodwill impairment assessment (see Note 19). Estimates underpinning the determination of whether or not goodwill balances are impaired are partly based on forecast business performance beyond the time horizon for management's detailed plans.
–Unity Place our corporate headquarters in Milton Keynes was built with sustainability at its core. All property assets are evaluated annually for potential flood damage and are currently considered low risk.
Future changes to Santander UK's climate change strategy may impact Santander UK's critical judgements and accounting estimates and result in material changes to financial results and the carrying values of certain assets and liabilities in future reporting periods.
Change in accounting policy
IFRS 9 Hedge Accounting
On 1 October 2025, the Santander UK group voluntarily adopted the hedge accounting requirements established by IFRS 9. Santander UK continues to apply
IAS 39 fair value hedge accounting to portfolio hedges of interest rate risk. The adoption of IFRS 9 hedge accounting provides reliable and more relevant information to users of the financial statements by better aligning hedge accounting with Santander UK's risk management strategies. The change aligns with the hedge accounting policy applied by Santander UK’s ultimate parent Banco Santander SA.
The main changes from IAS 39 for the Santander UK group are: the mandatory separation of the time value of options (when the hedged risk is the intrinsic value), the separation of the forward element of foreign exchange forward contracts for all such types of hedges, the separation of the foreign currency basis spread of a foreign exchange derivative for each hedging relationship, the performance of hedge effectiveness testing on a prospective basis only, and the inability to voluntarily de-designate hedging relationships.
The application of IFRS 9 hedge accounting has not had a material impact on the Santander UK group's financial statements but resulted in the creation of a Cost of Hedging reserve within equity. Comparatives have not been restated.
Recent accounting developments
Lack of Exchangeability (Amendments to IAS 21)
The Santander UK group has applied the following amendment for the first time for their reporting period commencing 1 January 2025:
–Effective from 1 January 2025, Santander UK has adopted the IASB's amendment to IAS 21 which helps entities determine whether a currency is exchangeable into another currency, and which spot exchange rate to use when it is not. The amendments did not have a material impact on Santander UK's operations or financial statements.
Future accounting developments
The IASB issued the following new/amended accounting standards which are not yet mandatory for reporting periods commencing 1 January 2025:
–Effective 1 January 2026: ‘Amendments to the Classification and Measurement of Financial Instruments’ (Amendments to IFRS 9 ‘Financial Instruments’ and
IFRS 7 ‘Financial Instruments: Disclosures’)- the amendments set out changes to settling financial liabilities using an electronic payment system, assessing contractual cash flow characteristics of financial assets including those with environmental, social and governance (ESG)-linked features and requiring additional disclosures for certain financial instruments. The amendments were endorsed for use in the UK on 15 April 2025. The Santander UK group has chosen not to early adopt the new standard.
–Effective 1 January 2027: IFRS 18 ‘Presentation and Disclosure in Financial Statements’ - the new standard will replace IAS 1 ‘Presentation of Financial
Statements’ and introduces changes to the categories for classifying income and expenses and subtotals presented in the income statement and new or amended disclosures in respect of management-defined performance measures and specified expenses by nature. IFRS 18 was endorsed for use in the UK on 10 December 2025. The Santander UK group has chosen not to early adopt the new standard.
The Santander UK group will assess the new/amended accounting standards to determine their potential impacts on the financial statements when they become effective or if they are otherwise early adopted when available.
Comparative information
As required by US public company reporting requirements, these financial statements include two years of comparative information for the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes in equity, consolidated statement of cash flows and related notes.
Material accounting policy information
The following material accounting policies have been applied in preparing these financial statements. For material accounting policies which involve the application of judgements or accounting estimates that are determined to be critical to the preparation of these financial statements see 'Critical judgements and accounting estimates'.
Basis of preparation
The accounting policies of the Company are the same as those of the Santander UK Group Holdings plc group which are set out in Note 1 to the Consolidated
Financial Statements, to the extent that the Company has similar transactions to the Santander UK Group Holdings plc group, except as set out below. The financial statements have been prepared on the going concern basis using the historical cost convention. An assessment of the appropriateness of the adoption of the going concern basis of accounting is disclosed in the Directors’ statement of going concern set out in the Directors’ Report.
Compliance with International Financial Reporting Standards
The Company’s financial statements comply with UK-adopted international accounting standards. The financial statements are also prepared in accordance with
International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB), including interpretations issued by the
IFRS Interpretations Committee, as there are no applicable differences from IFRSs as issued by the IASB for the periods presented.
Climate change
Management specifically also considered the potential impact of climate change and the transition to a low carbon economy on its Investment in Santander UK plc. Estimates underpinning the determination of whether or not the cost of the investment is impaired are partly based on forecast business performance beyond the time horizon for management's detailed plans.
Critical judgements and accounting estimates	Critical judgements and accounting estimates
The preparation of Santander UK's consolidated financial statements in accordance with IFRS requires management to make judgements and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based on amounts which differ from those estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Management has considered the impact of developments in principal risks and uncertainties, as set out in the Risk review, on critical judgements and accounting estimates.
a) Credit impairment allowance The application of the ECL impairment methodology for calculating credit impairment allowances is highly susceptible to change from period to period. The methodology requires management to make judgemental assumptions in determining the estimates. Any significant difference between the estimated amounts and actual amounts could have a material impact on the future financial results and financial condition.

Key judgements	–Establishing the criteria for a significant increase in credit risk (SICR) and, for corporate borrowers, internal credit risk rating
–Determining the need for any judgemental adjustments
Key estimates	–Forward-looking multiple economic scenario assumptions
–Probability weights assigned to multiple economic scenarios
–Expected future cash flows for individually assessed Stage 3 corporate exposures
–Collateral valuations of individually assessed Stage 3 corporate exposures
For more on each of these key judgements and estimates, see 'Critical Judgements and accounting estimates applied in calculating ECL' in the ‘Credit risk –
credit risk management’ section of the Risk review.
Sensitivity of ECL allowance
For detailed disclosures, see 'Sensitivity of ECL allowance' in the ‘Credit risk - credit risk management’ section of the Risk review.

Key judgements	–Determining whether a present obligation exists
–Determining the likely outcome of future legal decisions
Key estimates	–Probability, timing, nature and amount of any outflows that may arise from past events
Included in the provisions in Note 27 are amounts in respect of management’s best estimates of liability relating to a legal dispute regarding the historical use of discretionary commission arrangements by Santander Consumer (UK) plc and property and redundancy provisions relating to the transformation of our branch network. Note 30 provides disclosure relating to ongoing factual issues and reviews that could impact the timing and amount of any outflows. It includes disclosure relating to an investigation in relation to the historical involvement of Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all
subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions, and legal disputes regarding allocation of responsibility for a specific PPI portfolio of complaints and the historical use of discretionary commission arrangements by Santander Consumer (UK) plc.
These judgements are based on the specific facts available and often require specialist professional advice. There can be a wide range of possible outcomes and uncertainties, particularly in relation to legal actions, regulatory, and customer remediation matters. As a result, on extremely rare occasions it is not possible to make reliable estimates of the likelihood and amount of any potential outflows, or to calculate any resulting sensitivities. For more on each of these key judgements and estimates, see Notes 27 and 30.
c) Retirement benefit plans

Key judgements	–Setting the criteria for constructing the corporate bond yield curve used to determine the discount rate
–Determining the methodology for setting the inflation assumption
Key estimates	–Discount rate applied to future cash flows
–Rate of price inflation
–Expected lifetime of the schemes' members
–Valuation of pension fund assets whose values are not based on market observable data
For more on each of these key judgements and estimates, see Note 28.
Sensitivity of defined benefit pension scheme estimates
For detailed disclosures, see ‘Actuarial assumption sensitivities’ in Note 28.
The Scheme is invested in certain assets whose values are not based on market observable data, such as investments in private equity funds and property. Due diligence has been conducted to confirm that the values obtained in respect of these assets represent fair value. Given the nature of these investments, we are unable to prepare sensitivities on how their values could vary as market conditions or other variables change.
d) GoodwillThe carrying amount of goodwill is based on the application of judgements including the basis of goodwill impairment calculation assumptions. Santander UK undertakes an annual assessment to evaluate whether the carrying amount of goodwill is impaired, carrying out this assessment more frequently if reviews identify indicators of impairment or when events or changes in circumstances dictate.

Key judgement	–Determining the basis of goodwill impairment testing methodology, including the need for planning assumptions and internal capital allocations
Key estimates	–Forecast cash flows for cash generating units
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control
Santander UK group undertakes an annual assessment to evaluate whether the carrying amount of goodwill is impaired, carrying out this assessment more frequently if reviews identify indicators of impairment or when events or changes in circumstances dictate.
The estimation of future cash flows and the level to which they are discounted is inherently uncertain and requires significant judgement and is subject to potential change over time.
For more on each of these key judgements and estimates, see Note 19.
Sensitivity of goodwill
For detailed disclosures, see ‘Sensitivities of key assumptions in calculating value in use (VIU)' in Note 19.

Santander UK Group Holdings plc
Disclosure Of Significant Accounting Policies [Line Items]
Critical judgements and accounting estimates	Critical judgements and accounting estimates
The preparation of the financial statements requires management to make judgements and accounting estimates that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Management evaluates its judgements and accounting estimates, which are based on historical experience and on various other factors that are believed to be reasonable under the circumstances, on an ongoing basis. Actual results may differ from these accounting estimates under different assumptions or conditions. In preparing the financial statements, no significant judgements have been made in the process of applying the accounting policies.